PROJECT ASSETS, NET (Schedule of Project Assets and Related Accumulated Depreciation) (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PROJECT ASSETS, NET
Completed	¥ 724,335,851		¥ 747,152,262
Under construction	0		77,241,880
Project assets, gross	724,335,851		824,394,142
Less: Accumulated depreciation	(78,981,128)		(26,151,013)
Project Assets, net	¥ 645,354,723	$ 98,904,938	¥ 798,243,129